Cover	Dec. 19, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 19, 2023
Entity File Number	001-40621
Entity Registrant Name	Chavant Capital Acquisition Corp.
Entity Central Index Key	0001855467
Entity Tax Identification Number	85-2324794
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	15420 Laguna Canyon Rd.
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	949
Local Phone Number	745-1086
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Chavant Capital Acquisition Corp
Units, each consisting of one ordinary share, par value $0.0001 per share, and three-quarters of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.00001 per share
Trading Symbol	MOBX
Security Exchange Name	NASDAQ
Redeemable warrants, each warrant exercisable for one ordinary share, each at an exercise price of $11.50 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one share of Class A Common Stock
Trading Symbol	MOBXW
Security Exchange Name	NASDAQ
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	445 Park Avenue
Entity Address, Address Line Two	9th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022